UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
March 31, 2007

Principal
Amount (000)		Description	Coupon	Maturity	Ratings (1)	Value

		Sovereign Debt – 24.0% (2)

		Germany – 11.3%

15,000	EUR	Deutschland Republic	4.000%	7/04/16	AAA	$19,964,193

		Sweden – 10.1%

135,000	SEK	Republic of Sweden	3.000%	7/12/16	AAA	17,970,846

		Turkey – 2.6%

7,100	TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	4,679,777

		Total Sovereign Debt (cost $41,383,963)				42,614,816

Principal
Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	Short-Term Investments – 73.1%

	U.S. Government and Agency Obligations – 72.2%

$10,500	Federal Home Loan Banks, Discount Notes (3)	0.000%	4/18/07	Aaa	$10,474,539
58,500	Federal Home Loan Banks, Discount Notes	0.000%	4/20/07	Aaa	57,973,281
25,000	Federal Home Loan Banks, Discount Notes	0.000%	5/02/07	Aaa	24,706,618
35,450	Federal Home Loan Mortgage Corporation, Discount Notes	0.000%	5/14/07	Aaa	35,232,145

129,450	Total U.S. Government and Agency Obligations (cost $128,386,583)				128,386,583

	Repurchase Agreements – 0.9%

1,631	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $1,631,235, collateralized by $1,705,000 U.S. Treasury Bonds, 0.000%, due 9/27/07, value $1,664,080	4.900%	4/02/07	N/R	1,630,569

$131,081	Total Short-Term Investments (cost $130,017,152)				130,017,152

		Floating	Pay/Receive
		Rate	Floating	Exercise	Expiration	Notional
Description	Counterparty	Index	Rate	Rate	Date	Amount	Premium	Value

	Put Swaptions – (0.0%)

OTC – 10-Year	Citigroup	28-Day	Receive	9.750%	5/29/07	200,000,000MXN	180,000MXN	$8
Interest Rate Swap		MXN TIIE
OTC – 10-Year	Goldman Sachs	6-Month	Receive	5.285%	6/06/07	100,000,000DKK	10,000DKK	3,174
Interest Rate Swap		CIBOR
OTC – 10-Year	Lehman Brothers	6-Month	Receive	4.710%	6/07/07	380,000,000CZK	95,000CZK	147
Interest Rate Swap		PRIBOR
OTC – 10-Year	Lehman Brothers	6-Month	Receive	6.100%	6/07/07	53,000,000PLN	15,900PLN	299
Interest Rate Swap		WIBOR
OTC – 10-Year	Merill Lynch	6-Month	Receive	6.065%	6/07/07	110,000,000NOK	6,600NOK	180
Interest Rate Swap		NIBOR
OTC – 10-Year	Merill Lynch	3-Month	Receive	5.240%	6/07/07	125,000,000SEK	7,500SEK	182
Interest Rate Swap		STIBOR
OTC – 10-Year	Merill Lynch	6-Month	Receive	5.170%	6/07/07	15,000,000EUR	900EUR	34
Interest Rate Swap		EURIBOR
OTC – 10-Year	Merill Lynch	6-Month CHF	Receive	3.885%	6/07/07	22,000,000CHF	1,320CHF	6
Interest Rate Swap		LIBOR
OTC – 10-Year	Merill Lynch	3-Month CAD BA-	Receive	5.421%	6/06/07	21,000,000CAD	1,400CAD	212
Interest Rate Swap		CDOR
OTC – 10-Year	Merill Lynch	6-Month	Receive	2.750%	6/07/07	2,100,000,000JPY	126,000JPY	13
Interest Rate Swap		JPY LIBOR

	Total Put Swaptions (cost $34,386)							4,255

	Total Investments (cost $171,435,501) – 97.1%							$172,636,223

		Floating	Pay/Receive
		Rate	Floating	Exercise	Expiration	Notional
Description	Counterparty	Index	Rate	Rate	Date	Amount	Premium	Value

	Call Swaptions Written – (0.1%)

OTC – 10-Year	Bank of America	6-Month	Pay	4.240%	4/20/07	(105,000,000)DKK	(252,000)DKK	$(4,702)
Interest Rate Swap		CIBOR
OTC – 10-Year	Citigroup	3-Month	Pay	4.185%	4/19/07	(130,000,000)SEK	(312,000)SEK	(2,962)
Interest Rate Swap		STIBOR
OTC – 10-Year	Citigroup	6-Month	Pay	4.118%	4/20/07	(14,000,000)EUR	(33,600)EUR	(1,074)
Interest Rate Swap		EURIBOR
OTC – 10-Year	Merill Lynch	3-Month CAD BA-	Pay	4.400%	4/16/07	(19,500,000)CAD	(60,450)CAD	(11,762)
Interest Rate Swap		CDOR
OTC – 10-Year	Merill Lynch	6-Month	Pay	4.988%	4/19/07	(110,000,000)NOK	(271,700)NOK	(3,566)
Interest Rate Swap		NIBOR
OTC – 10-Year	Merill Lynch	6-Month	Pay	5.015%	4/23/07	(56,000,000)PLN	(252,000)PLN	(49,745)
Interest Rate Swap		WIBOR
OTC – 10-Year	Merill Lynch	28-Day	Pay	7.990%	4/24/07	(200,000,000)MXN	(1,338,000)MXN	(155,714)
Interest Rate Swap		MXN TIIE
OTC – 10-Year	Morgan Stanley	6-Month	Pay	2.863%	4/19/07	(21,500,000)CHF	(40,850)CHF	(10,189)
Interest Rate Swap		CHF LIBOR

	Total Call Swaptions Written (premiums received $471,926)							(239,714)

	Other Assets Less Liabilities – 3.0%							5,466,263

	Net Assets – 100%							$177,862,772

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2007:

					Unrealized
					Appreciation
Currency Contracts	Amount	In Exchange For	Amount	Settlement	(Depreciation)
to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Canadian Dollar	5,000,000	U.S. Dollar	4,256,551	4/10/07	$(75,617)
Czech Koruna	96,000,000	U.S. Dollar	4,520,412	4/12/07	(63,025)
Danish Krone	252,000	U.S. Dollar	45,072	4/02/07	(111)
Euro	33,600	U.S. Dollar	44,782	4/02/07	(106)
Euro	15,400,000	U.S. Dollar	20,300,126	5/22/07	(315,113)
Euro	240,000	Iceland Krona	21,852,000	6/22/07	4,011
Euro	1,450,000	Iceland Krona	132,029,750	6/22/07	24,341
Euro	1,690,000	Iceland Krona	152,860,500	6/22/07	13,133
Hungarian Forint	475,000,000	U.S. Dollar	2,444,044	5/08/07	(109,384)
Japanese Yen	530,550,000	U.S. Dollar	4,554,468	6/25/07	1,988
Mexican Peso	423,278	U.S. Dollar	38,313	4/02/07	(30)
Mexican Peso	51,400,000	U.S. Dollar	4,589,941	4/19/07	(62,243)
New Turkish Lira	6,532,000	U.S. Dollar	4,495,527	4/30/07	(145,988)
New Zealand Dollar	7,200,000	U.S. Dollar	4,939,272	4/05/07	(202,317)
New Zealand Dollar	6,544,000	U.S. Dollar	4,559,925	5/15/07	(100,318)
Norwegian Krone	271,700	U.S. Dollar	44,556	4/02/07	(147)
Norwegian Krone	28,523,700	U.S. Dollar	4,500,000	4/10/07	(194,074)
Norwegian Krone	28,021,950	U.S. Dollar	4,584,593	5/08/07	(30,642)
Polish Zloty	252,000	U.S. Dollar	86,759	4/02/07	(303)
Pound Sterling	2,287,000	U.S. Dollar	4,478,168	4/10/07	(22,212)
Pound Sterling	2,287,000	U.S. Dollar	4,484,098	4/10/07	(16,282)
Singapore Dollar	7,000,000	U.S. Dollar	4,573,669	4/30/07	(48,868)
South African Rand	32,000,000	U.S. Dollar	4,405,286	4/25/07	5,855
Swedish Krona	312,000	U.S. Dollar	44,559	4/02/07	(127)
Swedish Krona	31,597,020	U.S. Dollar	4,500,000	5/08/07	(34,572)
Swedish Krona	130,000,000	U.S. Dollar	18,433,180	5/23/07	(239,153)
Swedish Krona	32,000,000	U.S. Dollar	4,562,499	6/14/07	(39,101)
Swiss Franc	40,850	U.S. Dollar	33,539	4/02/07	(84)
Swiss Franc	5,600,000	U.S. Dollar	4,549,738	4/10/07	(62,706)
Swiss Franc	5,512,500	U.S. Dollar	4,534,648	6/14/07	(30,834)
U.S. Dollar	5,061,384	New Zealand Dollar	7,200,000	4/05/07	80,205
U.S. Dollar	4,294,942	Canadian Dollar	5,000,000	4/10/07	37,225
U.S. Dollar	4,610,571	Swiss Franc	5,600,000	4/10/07	1,873
U.S. Dollar	4,498,232	Pound Sterling	2,287,000	4/10/07	2,148
U.S. Dollar	4,498,803	Pound Sterling	2,287,000	4/10/07	1,576
U.S. Dollar	4,500,000	Norwegian Krone	28,021,950	4/10/07	111,503
U.S. Dollar	4,494,382	Czech Koruna	96,000,000	4/12/07	89,055
U.S. Dollar	4,680,770	Mexican Peso	51,400,000	4/19/07	(28,585)
U.S. Dollar	4,451,988	South African Rand	32,000,000	4/25/07	(52,556)
U.S. Dollar	2,247,073	Hungarian Forint	414,607,500	4/26/07	(16,378)
U.S. Dollar	4,605,263	Singapore Dollar	7,000,000	4/30/07	17,274
U.S. Dollar	4,561,771	New Turkish Lira	6,532,000	4/30/07	79,741
U.S. Dollar	2,411,045	Hungarian Forint	475,000,000	5/08/07	142,383
U.S. Dollar	4,500,000	Norwegian Krone	28,102,500	5/08/07	128,502
U.S. Dollar	4,548,624	Swedish Krona	31,597,020	5/08/07	(14,053)
U.S. Dollar	4,448,281	Brazilian Real	9,405,000	5/14/07	89,908
U.S. Dollar	4,477,405	New Zealand Dollar	6,544,000	5/15/07	182,838
U.S. Dollar	2,238,276	Hungarian Forint	425,250,000	6/14/07	41,824
U.S. Dollar	2,227,939	South African Rand	16,519,500	6/14/07	30,749
U.S. Dollar	2,267,916	South African Rand	16,519,500	6/14/07	(9,228)
U.S. Dollar	2,242,563	Colombian Peso	4,900,000,000	6/27/07	(29,024)
U.S. Dollar	4,479,435	Mexican Peso	49,500,000	6/27/07	(16,102)
U.S. Dollar	2,248,467	Indian Rupee	99,000,000	6/28/07	1,005

					$(872,146)

Interest Rate Swaps outstanding at March 31, 2007:

					Fixed
		Fund	Floating	Fixed	Rate		Unrealized
	Notional	Pay/Receive	Rate	Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Goldman Sachs	110,000,000.00NOK	Pay	6-Month NOK LIBOR	4.810%	Annual	7/10/16	$(29,872)
Goldman Sachs	196,000,000MXN	Pay	28-Day MXN TIIE	9.150%	28-Day	7/12/16	1,442,100
JPMorgan	56,000,000PLN	Pay	6-Month PLN LIBOR	5.650%	Annual	7/11/16	1,340,498
Merrill Lynch	19,500,000CAD	Pay	3-Month CAD BA-CDOR	4.353%	Semiannual	11/21/16	(227,870)
Morgan Stanley	2,000,000,000JPY	Pay	6-Month JPY LIBOR	2.194%	Semiannual	7/10/16	700,288
Morgan Stanley	21,500,000CHF	Pay	6-Month CHF LIBOR	3.185%	Annual	7/11/16	709,207
Morgan Stanley	395,000,000CZK	Pay	6-Month CZK LIBOR	4.060%	Annual	7/11/16	733,724
Morgan Stanley	103,000,000DKK	Pay	6-Month DKK LIBOR	4.458%	Annual	7/07/16	504,018

							$5,172,093

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	Additional Sovereign Debt exposure is obtained from the Interest Rate Swap transactions.

(3)	Portion of the Investment, with an aggregate market value of $917,769, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

N/R	Not Rated.

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

TRY	New Turkish Lira

BA-CDOR	Bankers Acceptances Offered Rate

CIBOR	Copenhagen Inter-Bank Offered Rate

EURIBOR	Euro Inter-Bank Offered Rate

LIBOR	London Inter-Bank Offered Rate

NIBOR	Norway Inter-Bank Offered Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TIIE	Mexican Peso-Inter-Bank Equilibrium Interest Rate

WIBOR	Warsaw Inter-Bank Offered Rate
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $171,861,146.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,224,321
Depreciation	(449,244)

Net unrealized appreciation (depreciation) of investments	$775,077

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.